SUBSEQUENT EVENTS (Details) (Subsequent Event, CNY) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2015	Mar. 31, 2015	Jan. 31, 2015 sqm
Expected | Maximum
SUBSEQUENT EVENTS
Total consideration	270,000
Agreement to acquire office space in Shanghai
SUBSEQUENT EVENTS
Area acquired (in square meters)			1,615
Purchase price paid		41,970